INVENTORIES	12 Months Ended
Dec. 31, 2024
INVENTORIES
INVENTORIES	NOTE 5 — INVENTORIES

	As of December 31,
	2024	2023
Finished goods	$717,312	$312,871
Raw materials	348,910	516,346
Work in progress	230,355	313,352
Inventories	$1,296,577	$1,142,569